Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES:
Research and development - related party	$ 249,999	$ 636,547	$ 764,557	$ 1,852,428	$ 2,023,595	$ 2,223,643
Research and development	1,729,929	268,665	3,548,608	1,348,143	2,180,263	1,242,706
General and administrative - related party	5,500	27,000	59,500	81,000	804,022	108,693
General and administrative	1,058,139	817,880	2,581,140	3,242,220	3,714,943	4,488,415
Stock-based compensation - related party	46,809	44,299	134,444	131,453	175,752	252,868
Stock-based compensation	503,283	97,913	830,335	255,774	547,182	950,795
TOTAL OPERATING EXPENSES	3,593,659	1,892,304	7,918,584	6,911,018	9,445,757	9,267,120
OTHER INCOME:
Interest income	1,516	355	5,450	2,844	4,222	13,797
Net loss before income taxes	(3,592,143)	(1,891,949)	(7,913,134)	(6,908,174)	(9,441,535)	(9,253,323)
Provision for income taxes	0	0	0	0	0	0
Net loss	(3,592,143)	(1,891,949)	(7,913,134)	(6,908,174)	(9,441,535)	(9,253,323)
Preferred Stock dividends	(512,397)	(328,034)	(1,537,149)	(1,002,599)	(279,824)	(1,664,219)
Net loss attributable to common shareholders	$ (4,104,540)	$ (2,219,983)	$ (9,450,283)	$ (7,910,773)	$ (9,721,359)	$ (10,917,542)
PER SHARE DATA:
Basic and diluted loss per common share (in dollars per share)	$ (2.56)	$ (2.56)	$ (6.08)	$ (9.60)	$ (11.52)	$ (15.68)
Basic and diluted weighted average common shares outstanding (in shares)	1,552,400	868,800	1,540,500	819,200	835,200	690,800